Provision for Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

The Company’s deferred tax assets as of December 31, 2020 and 2019 consist of the following:

	As of December 31,	As of December 31,
	2020	2019
Deferred tax assets:
Net-operating loss carryforward	$2,985,160	$2,328,958
Stock-based compensation	425,412	302,860
Total Deferred Tax Assets	3,410,572	2,631,818
Valuation allowance	(3,410,572)	(2,631,818)
Deferred Tax Asset, Net	$-	$-

The Company’s deferred tax assets as of June 30, 2020 and 2019 consist of the following:

	As of June 30,	As of June 30,
	2020	2019
Deferred tax assets:
Net-operating loss carryforward	$2,811,156	$1,917,702
Stock-based compensation	348,013	241,360
Total Deferred Tax Assets	3,159,169	2,159,062
Valuation allowance	(3,159,169)	(2,159,062)
Deferred Tax Asset, Net	$-	$-

Schedule of Expected Tax Expense (Benefit) Based on US Federal Statutory Rate

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the Six Months Ended December 31,	For the Six Months Ended December 31,
	2020	2019
Statutory Federal Income Tax Rate	(21.00)%	(21.00)%
State and Local Taxes, Net of Federal Tax Benefit	(13.56)%	(13.56)%
Stock Based Compensation Expense (ISO)	22.10%	14.60%
Change in Valuation Allowance	12.46%	19.96%
Income Taxes Provision (Benefit)	0.00	0.00

The expected tax expense (benefit) based on the U.S. federal statutory rate is reconciled with actual tax expense (benefit) as follows:

	For the year ended	For the year ended
	June 30,	June 30,
	2020	2019
Statutory Federal Income Tax Rate	(21.00)%	(21.00)%
State and Local Taxes, Net of Federal Tax Benefit	(13.56)%	(13.56)%
Stock Based Compensation Expense (ISO)	14.50%	12.60%
Change in Valuation Allowance	20.06%	21.96%
Income Taxes Provision (Benefit)	0.00	0.00